Filed under Rule 497(e) Registration No. 033-52742

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated November 3, 2017, to the Portfolios’

Prospectus dated May 1, 2017, as supplemented and amended to date

In the section entitled “Portfolio Summary: SA VCP Dynamic Allocation Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers – SunAmerica” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund-of-Funds Component of the Portfolio Since
SunAmerica
Douglas Loeffler, CFA Senior Portfolio Manager	2015
Manisha Singh, CFA Co-Portfolio Manager	2017

In the section entitled “Portfolio Summary: SA VCP Dynamic Strategy Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers – SunAmerica” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund-of-Funds Component of the Portfolio Since
SunAmerica
Douglas Loeffler, CFA Senior Portfolio Manager	2015
Manisha Singh, CFA Co-Portfolio Manager	2017

In the section entitled “Management,” the fourth paragraph under the heading “Information about the Investment Adviser’s Management of Certain Portfolios” is deleted in its entirety and replaced with the following:

The Fund-of-Funds Component of the SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios is managed by Douglas Loeffler, CFA and Manisha Singh, CFA.

Mr. Loeffler joined American International Group, Inc. (“AIG”) in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, California. In this role Mr. Loeffler led the manager review and oversight for affiliated variable annuity portfolios advised by SunAmerica, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became Senior Portfolio Manager for the Portfolio’s Fund-of-Funds Component. Ms. Singh joined AIG in 2017. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of discretionary fund-of-funds portfolios, and a senior manager research analyst for unaffiliated mutual funds and separately managed accounts.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) Registration No. 033-52742

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated November 3, 2017, to the Portfolios’

Statement of Additional Information (“SAI”) dated May 1, 2017, as supplemented and amended to date

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to SunAmerica Asset Management, LLC (“SunAmerica”) is deleted in its entirety and replaced with the following:

Advisers/ Subadvisers	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

SunAmerica	Douglas Loeffler	12	16,744	0	0	0	0
	Manisha Singh	12	16,744	0	0	0	0

*As of: August 31, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.